INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred tax assets valuation allowance	$ 16,260,000	$ 15,138,000
Change in valuation allowance	1,122,000	$ 1,793,000
Net operating loss carry forwards	$ 30,332,000
Net operating loss carry forwards expiration date	Dec. 31, 2035